Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Voyage revenues	$ 107,088	$ 85,679	$ 77,498
EXPENSES:
Voyage expenses	(910)	(675)	(2,487)
Voyage expenses-related party	(1,363)	(1,011)	(981)
Vessel operating expenses	(16,813)	(11,909)	(15,722)
General and administrative expenses	(1,014)	(387)	(278)
General and administrative expenses- related party	(937)	0	0
Management fees-related party	(3,566)	(2,737)	(2,638)
Depreciation	(17,822)	(13,579)	(13,616)
Dry-docking and special survey costs	0	0	(2,109)
Operating income	64,663	55,381	39,667
OTHER INCOME/(EXPENSES):
Interest and finance costs	(14,524)	(9,732)	(9,576)
Interest income	221	0	1
Loss on derivative financial instruments	0	0	(196)
Other, net	201	(29)	(60)
Total other expenses	(14,102)	(9,761)	(9,831)
Partnership's Net Income	50,561	45,620	29,836
Common unitholders' interest in Net Income	28,323	22,787	9,239
Subordinated unitholders' interest in Net Income	22,170	22,787	20,556
General Partner's interest in Net Income	$ 68	$ 46	$ 41
Earnings per unit, basic and diluted:
Common unit (basic and diluted)	$ 1.58	$ 2.95	$ 1.37
Weighted average number of units outstanding, basic and diluted:
Common units	17,964,288	7,729,521	6,735,000